Financial Liabilities at Amortized Cost (Details) - Schedule of long-term current bonds - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Financial Liabilities at Amortized Cost (Details) - Schedule of long-term current bonds [Line Items]
Amount	$ 1,140,567	$ 962,581
UF [Member]
Financial Liabilities at Amortized Cost (Details) - Schedule of long-term current bonds [Line Items]
Amount	1,088,897
Others Currency [Member]
Financial Liabilities at Amortized Cost (Details) - Schedule of long-term current bonds [Line Items]
Amount	$ 51,670
Subtotal UF [Member]
Financial Liabilities at Amortized Cost (Details) - Schedule of long-term current bonds [Line Items]
Amount		277,910
Subtotal Others currency [Member]
Financial Liabilities at Amortized Cost (Details) - Schedule of long-term current bonds [Line Items]
Amount		$ 684,671
Series BCHIBS0815 [Member] | UF [Member]
Financial Liabilities at Amortized Cost (Details) - Schedule of long-term current bonds [Line Items]
Currency	UF
Amount	$ 15,707
Terms Years	14 years
Annual issue rate %	3.00%
Issue date	01/05/2022
Maturity date	01/05/2036
Series BCHIBS0815 Four [Member] | UF [Member]
Financial Liabilities at Amortized Cost (Details) - Schedule of long-term current bonds [Line Items]
Currency	UF
Amount	$ 15,719
Terms Years	14 years
Annual issue rate %	3.06%
Issue date	01/20/2022
Maturity date	01/20/2036
Series BCHICF0815 [Member] | UF [Member]
Financial Liabilities at Amortized Cost (Details) - Schedule of long-term current bonds [Line Items]
Currency	UF
Amount	$ 65,738
Terms Years	17 years
Annual issue rate %	2.65%
Issue date	03/01/2022
Maturity date	03/01/2039
Series BCHICP0815 [Member] | UF [Member]
Financial Liabilities at Amortized Cost (Details) - Schedule of long-term current bonds [Line Items]
Currency	UF
Amount	$ 65,883
Terms Years	19 years
Annual issue rate %	2.80%
Issue date	03/01/2022
Maturity date	03/01/2041
Series BCHIBS0815 Five [Member] | UF [Member]
Financial Liabilities at Amortized Cost (Details) - Schedule of long-term current bonds [Line Items]
Currency	UF
Amount	$ 32,583
Terms Years	14 years
Annual issue rate %	2.60%
Issue date	03/17/2022
Maturity date	03/17/2036
Series BCHICQ1015 [Member] | UF [Member]
Financial Liabilities at Amortized Cost (Details) - Schedule of long-term current bonds [Line Items]
Currency	UF
Amount	$ 69,443
Terms Years	19 years
Annual issue rate %	3.20%
Issue date	11/02/2022
Maturity date	11/02/2041
Series BCHICN0815 [Member] | UF [Member]
Financial Liabilities at Amortized Cost (Details) - Schedule of long-term current bonds [Line Items]
Currency	UF
Amount	$ 69,802
Terms Years	19 years
Annual issue rate %	3.20%
Issue date	11/02/2022
Maturity date	11/02/2041
Series BCHICO1215 [Member] | UF [Member]
Financial Liabilities at Amortized Cost (Details) - Schedule of long-term current bonds [Line Items]
Currency	UF
Amount	$ 70,178
Terms Years	19 years
Annual issue rate %	3.20%
Issue date	11/02/2022
Maturity date	11/02/2041
Series BCHICK0815 [Member] | UF [Member]
Financial Liabilities at Amortized Cost (Details) - Schedule of long-term current bonds [Line Items]
Currency	UF
Amount	$ 73,568
Terms Years	18 years
Annual issue rate %	3.20%
Issue date	11/14/2022
Maturity date	11/14/2040
Series BCHICM1215 Three [Member] | UF [Member]
Financial Liabilities at Amortized Cost (Details) - Schedule of long-term current bonds [Line Items]
Currency	UF
Amount	$ 18,618
Terms Years	18 years
Annual issue rate %	3.20%
Issue date	11/18/2022
Maturity date	11/18/2040
Series BCHIDV1116 [Member] | UF [Member]
Financial Liabilities at Amortized Cost (Details) - Schedule of long-term current bonds [Line Items]
Currency	UF
Amount	$ 9,305
Terms Years	11 years
Annual issue rate %	4.40%
Issue date	11/21/2022
Maturity date	11/21/2033
Series BCHIDV1116 One [Member] | UF [Member]
Financial Liabilities at Amortized Cost (Details) - Schedule of long-term current bonds [Line Items]
Currency	UF
Amount	$ 37,271
Terms Years	11 years
Annual issue rate %	4.40%
Issue date	11/22/2022
Maturity date	11/22/2033
Series BCHIBU0815 [Member] | UF [Member]
Financial Liabilities at Amortized Cost (Details) - Schedule of long-term current bonds [Line Items]
Currency	UF
Amount	$ 20,003
Terms Years	14 years
Annual issue rate %	3.00%
Issue date	12/02/2022
Maturity date	12/02/2036
Series BCHIDU0716 [Member] | UF [Member]
Financial Liabilities at Amortized Cost (Details) - Schedule of long-term current bonds [Line Items]
Currency	UF
Amount	$ 36,536
Terms Years	11 years
Annual issue rate %	4.40%
Issue date	12/02/2022
Maturity date	12/02/2033
Series BCHICM1215 One [Member] | UF [Member]
Financial Liabilities at Amortized Cost (Details) - Schedule of long-term current bonds [Line Items]
Currency	UF
Amount	$ 9,453
Terms Years	18 years
Annual issue rate %	3.20%
Issue date	12/05/2022
Maturity date	12/05/2040
Series BCHICM1215 Two [Member] | UF [Member]
Financial Liabilities at Amortized Cost (Details) - Schedule of long-term current bonds [Line Items]
Currency	UF
Amount	$ 46,318
Terms Years	18 years
Annual issue rate %	3.20%
Issue date	12/07/2022
Maturity date	12/07/2040
Series BCHICL1015 [Member] | UF [Member]
Financial Liabilities at Amortized Cost (Details) - Schedule of long-term current bonds [Line Items]
Currency	UF
Amount	$ 74,421
Terms Years	18 years
Annual issue rate %	3.20%
Issue date	12/07/2022
Maturity date	12/07/2040
Series BCHIGJ0522 [Member] | UF [Member]
Financial Liabilities at Amortized Cost (Details) - Schedule of long-term current bonds [Line Items]
Currency	UF
Amount	$ 141,320
Terms Years	13 years
Annual issue rate %	2.70%
Issue date	12/07/2022
Maturity date	12/07/2035
Series BCHICJ1215 [Member] | UF [Member]
Financial Liabilities at Amortized Cost (Details) - Schedule of long-term current bonds [Line Items]
Currency	UF
Amount	$ 25,912
Terms Years	18 years
Annual issue rate %	3.20%
Issue date	12/12/2022
Maturity date	12/12/2040
Series BCHICJ1215 One [Member] | UF [Member]
Financial Liabilities at Amortized Cost (Details) - Schedule of long-term current bonds [Line Items]
Currency	UF
Amount	$ 48,099
Terms Years	18 years
Annual issue rate %	3.20%
Issue date	12/13/2022
Maturity date	12/13/2040
Series BCHIGK1221 [Member] | UF [Member]
Financial Liabilities at Amortized Cost (Details) - Schedule of long-term current bonds [Line Items]
Currency	UF
Amount	$ 143,020
Terms Years	14 years
Annual issue rate %	2.70%
Issue date	12/22/2022
Maturity date	12/22/2036
BONO PEN [Member] | PEN [Member]
Financial Liabilities at Amortized Cost (Details) - Schedule of long-term current bonds [Line Items]
Currency	PEN
Amount	$ 51,670
Terms Years	20 years
Annual issue rate %	8.65%
Issue date	03/09/2022
Maturity date	03/09/2042
Series BCHIER1117 [Member] | UF [Member]
Financial Liabilities at Amortized Cost (Details) - Schedule of long-term current bonds [Line Items]
Currency		UF
Amount		$ 109,889
Terms Years		6 years
Annual issue rate %		3.68%
Issue date		22/10/2021
Maturity date		22/10/2027
Series BCHICD0815 [Member] | UF [Member]
Financial Liabilities at Amortized Cost (Details) - Schedule of long-term current bonds [Line Items]
Currency		UF
Amount		$ 58,658
Terms Years		9 years
Annual issue rate %		3.59%
Issue date		25/10/2021
Maturity date		25/10/2030
Series BCHIEU0917 [Member] | UF [Member]
Financial Liabilities at Amortized Cost (Details) - Schedule of long-term current bonds [Line Items]
Currency		UF
Amount		$ 109,363
Terms Years		7 years
Annual issue rate %		3.70%
Issue date		25/10/2021
Maturity date		25/10/2028
BONO JPY [Member] | Others Currency [Member]
Financial Liabilities at Amortized Cost (Details) - Schedule of long-term current bonds [Line Items]
Currency		JPY
Amount		$ 36,097
Terms Years		10 years
Annual issue rate %		0.70%
Issue date		17/08/2021
Maturity date		17/08/2031
BONO CHF [Member] | Others Currency [Member]
Financial Liabilities at Amortized Cost (Details) - Schedule of long-term current bonds [Line Items]
Currency		CHF
Amount		$ 115,483
Terms Years		5 years
Annual issue rate %		0.32%
Issue date		14/10/2021
Maturity date		14/10/2026
BONO USD [Member] | Others Currency [Member]
Financial Liabilities at Amortized Cost (Details) - Schedule of long-term current bonds [Line Items]
Currency		USD
Amount		$ 82,543
Terms Years		5 years
Annual issue rate %		2.22%
Issue date		17/11/2021
Maturity date		17/11/2026
BONO USD One [Member] | Others Currency [Member]
Financial Liabilities at Amortized Cost (Details) - Schedule of long-term current bonds [Line Items]
Currency		USD
Amount		$ 419,345
Terms Years		10 years
Annual issue rate %		2.99%
Issue date		07/12/2021
Maturity date		07/12/2031
Rate BBSW+1.38 pb [Member] | BONO AUD [Member] | Others Currency [Member]
Financial Liabilities at Amortized Cost (Details) - Schedule of long-term current bonds [Line Items]
Currency		AUD
Amount		$ 31,203
Terms Years		10 years
Annual issue rate %
Issue date		12/08/2021
Maturity date		12/08/2031